Related Parties (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2014 USD ($) shares	Sep. 01, 2014 ILS (₪)	Jul. 01, 2014 ILS (₪)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
key management with aggregate compensation				$ 12,060	$ 11,490
Ordinary share issued | shares				83,265,969	82,265,969
Pre-stock split at par value | $ / shares
Mr. Meir Elishkov [Member]
Disclosure of transactions between related parties [line items]
Amount entitled per month for serving | ₪		₪ 5,000
Company paid fee served as chairman | ₪		₪ 20,000
Mr. Joshua Herschcovici [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership outstanding stock				74.90%
Amount entitled per month for serving | ₪			₪ 10,000
Company paid fee served as chairman | ₪			₪ 10,000
Loans amount granted					$ 149,146	$ 58,624
Balance loan amount				$ 181,607	$ 194,900
Repayment of related party loan				$ 13,293
Mr. Joshua Herschcovici [Member] | Mr. Meir Elishkov [Member]
Disclosure of transactions between related parties [line items]
Ordinary share issued | shares				68,818,000
Shares issued in pre-stock split | shares				1,000
Pre-stock split at par value | $ / shares				$ 0.32
Total consideration				$ 20,707
Former Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Ordinary share issued | shares	285,715
Company evaluated the value of shares | shares	285,715
Amount of value issued ordinary shares	$ 6,433